Schedule of Investments (unaudited)
July 31, 2025
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
L3Harris Technologies, Inc.	12,529	$ 3,443,220
Textron, Inc.	14,780	1,149,440
		4,592,660
Air Freight & Logistics — 1.2%
Expeditors International of Washington, Inc.	16,833	1,956,668
FedEx Corp.	28,495	6,368,348
		8,325,016
Automobile Components — 0.3%
Aptiv PLC(a)	28,667	1,967,703
Automobiles — 1.8%
Ford Motor Co.	497,630	5,508,764
General Motors Co.	122,342	6,525,722
Rivian Automotive, Inc., Class A(a)(b)	96,956	1,247,824
		13,282,310
Banks — 5.1%
Citizens Financial Group, Inc.	55,877	2,666,450
East West Bancorp, Inc.	17,710	1,775,428
Fifth Third Bancorp	84,482	3,511,917
First Citizens BancShares, Inc., Class A	504	1,005,359
Huntington Bancshares, Inc.	183,515	3,015,151
KeyCorp	119,419	2,139,988
M&T Bank Corp.	21,041	3,970,437
Regions Financial Corp.	109,098	2,763,452
Truist Financial Corp.	165,404	7,229,809
U.S. Bancorp	197,007	8,857,435
		36,935,426
Beverages — 1.3%
Brown-Forman Corp., Class A	3,012	86,264
Brown-Forman Corp., Class B, NVS	21,024	606,542
Constellation Brands, Inc., Class A	19,231	3,212,346
Keurig Dr. Pepper, Inc.	153,911	5,025,194
Primo Brands Corp., Class A	26,032	718,744
		9,649,090
Biotechnology — 0.8%
Biogen, Inc.(a)	17,909	2,292,352
BioMarin Pharmaceutical, Inc.(a)(b)	6,770	391,645
Incyte Corp.(a)	20,433	1,530,227
United Therapeutics Corp.(a)	5,256	1,443,823
		5,658,047
Broadline Retail — 0.7%
Coupang, Inc., Class A(a)	51,405	1,512,849
eBay, Inc.	38,907	3,569,717
		5,082,566
Building Products — 1.6%
Allegion PLC	4,631	768,375
Builders FirstSource, Inc.(a)(b)	14,351	1,824,443
Carrier Global Corp.	51,232	3,515,540
Johnson Controls International PLC	24,609	2,583,945
Masco Corp.	15,558	1,059,966
Owens Corning	10,853	1,513,234
		11,265,503
Capital Markets — 2.9%
Ameriprise Financial, Inc.	5,646	2,925,701
Bank of New York Mellon Corp. (The)	44,540	4,518,583
Carlyle Group, Inc. (The)	27,441	1,664,571
Northern Trust Corp.	24,699	3,210,870
Raymond James Financial, Inc.	11,572	1,934,029
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	36,571	$ 4,086,809
T Rowe Price Group, Inc.	27,789	2,819,194
		21,159,757
Chemicals — 3.2%
Air Products & Chemicals, Inc.	28,126	8,096,913
CF Industries Holdings, Inc.	21,087	1,957,506
Corteva, Inc.	32,282	2,328,501
Dow, Inc.	58,923	1,372,317
DuPont de Nemours, Inc.	30,770	2,212,363
International Flavors & Fragrances, Inc.	15,669	1,112,969
LyondellBasell Industries NV, Class A	32,954	1,909,025
PPG Industries, Inc.	28,756	3,033,758
RPM International, Inc.	7,879	925,073
Westlake Corp.	2,639	209,273
		23,157,698
Commercial Services & Supplies — 0.1%
Veralto Corp.	9,799	1,027,229
Communications Equipment — 0.1%
F5, Inc.(a)	2,473	775,088
Construction & Engineering — 0.1%
AECOM	5,276	594,816
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	3,908	2,246,631
Consumer Finance — 2.6%
Capital One Financial Corp.	80,396	17,285,140
Synchrony Financial	26,311	1,833,087
		19,118,227
Consumer Staples Distribution & Retail — 3.0%
BJ’s Wholesale Club Holdings, Inc.(a)	4,516	478,244
Dollar General Corp.	27,732	2,909,087
Dollar Tree, Inc.(a)	25,731	2,921,755
Kroger Co. (The)	77,615	5,440,812
Performance Food Group Co.(a)	5,836	585,934
Sysco Corp.	39,338	3,131,305
Target Corp.	57,476	5,776,338
U.S. Foods Holding Corp.(a)	10,117	843,050
		22,086,525
Containers & Packaging — 1.8%
Amcor PLC	289,924	2,710,789
Avery Dennison Corp.	6,246	1,047,891
Ball Corp.	16,572	948,913
International Paper Co.	65,852	3,077,922
Packaging Corp. of America	11,273	2,184,144
Smurfit WestRock PLC	65,254	2,895,973
		12,865,632
Distributors — 0.3%
Genuine Parts Co.	17,548	2,261,586
Diversified Consumer Services — 0.1%
Service Corp. International	5,345	407,877
Diversified REITs — 0.2%
WP Carey, Inc.	27,626	1,772,484
Electric Utilities — 6.1%
Alliant Energy Corp.	32,247	2,096,378
American Electric Power Co., Inc.	65,186	7,375,144
Edison International	48,444	2,524,901
Entergy Corp.	56,532	5,112,189
Evergy, Inc.	29,159	2,064,457

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Eversource Energy	44,368	$ 2,932,725
Exelon Corp.	127,861	5,746,073
FirstEnergy Corp.	65,338	2,790,586
NRG Energy, Inc.	14,816	2,477,235
PG&E Corp.	277,416	3,889,372
PPL Corp.	49,531	1,767,762
Xcel Energy, Inc.	72,604	5,332,038
		44,108,860
Electrical Equipment — 1.0%
Emerson Electric Co.	33,620	4,892,046
Rockwell Automation, Inc.	5,874	2,065,945
		6,957,991
Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	10,833	1,889,058
Corning, Inc.	42,699	2,700,285
Flex Ltd.(a)	26,740	1,333,524
Jabil, Inc.	5,185	1,157,136
Keysight Technologies, Inc.(a)	6,738	1,104,426
TE Connectivity PLC	18,613	3,829,625
Teledyne Technologies, Inc.(a)	1,756	967,591
Trimble, Inc.(a)(b)	8,656	726,152
Zebra Technologies Corp., Class A(a)	2,159	731,944
		14,439,741
Energy Equipment & Services — 1.6%
Baker Hughes Co., Class A	62,629	2,821,437
Halliburton Co.	109,360	2,449,664
Schlumberger NV	187,529	6,338,480
		11,609,581
Entertainment — 0.9%
Electronic Arts, Inc.	16,027	2,443,957
Warner Bros Discovery, Inc., Class A(a)	286,571	3,774,140
		6,218,097
Financial Services — 1.3%
Block, Inc., Class A(a)	28,340	2,189,548
Corpay, Inc.(a)	2,798	903,894
Equitable Holdings, Inc.	35,580	1,827,033
Fidelity National Information Services, Inc.	21,554	1,711,603
Global Payments, Inc.	31,051	2,482,528
		9,114,606
Food Products — 2.9%
Archer-Daniels-Midland Co.	57,440	3,112,099
Conagra Brands, Inc.	61,008	1,114,006
General Mills, Inc.	69,209	3,389,857
Hershey Co. (The)	12,064	2,245,472
Hormel Foods Corp.	36,436	1,023,487
J M Smucker Co. (The)	13,327	1,430,520
Kellanova	34,480	2,752,538
Kraft Heinz Co. (The)	110,463	3,033,314
McCormick & Co., Inc., NVS	15,766	1,113,553
Pilgrim’s Pride Corp.	5,399	255,859
Tyson Foods, Inc., Class A	34,320	1,794,936
		21,265,641
Gas Utilities — 0.2%
Atmos Energy Corp.	10,485	1,634,821
Ground Transportation — 1.7%
CSX Corp.	237,526	8,441,674
JB Hunt Transport Services, Inc.	4,555	656,148
Norfolk Southern Corp.	11,291	3,138,898
		12,236,720
Security	Shares	Value
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.(a)	4,520	$ 583,125
Baxter International, Inc.	64,955	1,413,421
Becton Dickinson & Co.	36,309	6,472,079
Cooper Cos., Inc. (The)(a)	7,249	512,432
GE HealthCare Technologies, Inc.	33,975	2,423,097
Hologic, Inc.(a)	28,277	1,889,469
Solventum Corp.(a)	17,696	1,262,787
Zimmer Biomet Holdings, Inc.	25,143	2,304,356
		16,860,766
Health Care Providers & Services — 2.0%
Cardinal Health, Inc.	12,978	2,014,445
Centene Corp.(a)	59,589	1,553,485
Humana, Inc.	15,269	3,815,265
Labcorp Holdings, Inc.	10,584	2,752,687
Molina Healthcare, Inc.(a)	3,156	498,238
Quest Diagnostics, Inc.	14,028	2,348,428
Tenet Healthcare Corp.(a)	7,905	1,274,918
		14,257,466
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	11,648	890,256
Healthpeak Properties, Inc.	50,920	862,585
		1,752,841
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A(a)	18,296	2,422,574
Carnival Corp.(a)	137,114	4,081,884
Darden Restaurants, Inc.	5,951	1,200,138
Expedia Group, Inc.	8,287	1,493,483
Las Vegas Sands Corp.	19,803	1,037,677
		10,235,756
Household Durables — 1.7%
DR Horton, Inc.	34,828	4,974,832
Garmin Ltd.	5,389	1,178,898
Lennar Corp., Class A	28,786	3,229,213
Lennar Corp., Class B	1,320	141,478
NVR, Inc.(a)	201	1,517,447
PulteGroup, Inc.	14,324	1,617,466
		12,659,334
Household Products — 0.5%
Clorox Co. (The)	3,929	493,325
Kimberly-Clark Corp.	27,406	3,415,336
		3,908,661
Insurance — 8.0%
Aflac, Inc.	62,738	6,233,648
Allstate Corp. (The)	15,560	3,162,570
American International Group, Inc.	42,464	3,296,480
Arch Capital Group Ltd.	47,264	4,067,540
Cincinnati Financial Corp.	19,716	2,908,307
Everest Group Ltd.	5,433	1,824,401
Fidelity National Financial, Inc., Class A	32,555	1,837,079
Hartford Insurance Group, Inc. (The)	35,733	4,444,828
Loews Corp.	12,718	1,151,488
Markel Group, Inc.(a)	605	1,215,015
MetLife, Inc.	72,551	5,510,249
Principal Financial Group, Inc.	28,363	2,207,492
Prudential Financial, Inc.	44,946	4,655,507
Reinsurance Group of America, Inc.	8,402	1,616,965
RenaissanceRe Holdings Ltd.	5,870	1,430,754
Travelers Cos., Inc. (The)	28,914	7,524,579
Unum Group	20,351	1,461,405

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
W. R. Berkley Corp.	15,159	$ 1,043,091
Willis Towers Watson PLC	6,380	2,014,868
		57,606,266
Interactive Media & Services — 0.4%
Pinterest, Inc., Class A(a)	41,104	1,586,614
Reddit, Inc., Class A(a)(b)	5,341	857,711
Snap, Inc., Class A, NVS(a)(b)	62,234	586,867
		3,031,192
IT Services — 1.0%
Akamai Technologies, Inc.(a)	19,018	1,451,264
Cognizant Technology Solutions Corp., Class A	62,374	4,475,958
CoreWeave, Inc., Class A(a)(b)	2,273	259,417
Twilio, Inc., Class A(a)	5,962	769,098
		6,955,737
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	22,225	2,551,652
Illumina, Inc.(a)	19,577	2,010,754
IQVIA Holdings, Inc.(a)	14,833	2,756,862
Mettler-Toledo International, Inc.(a)(b)	1,096	1,352,113
Revvity, Inc.(b)	9,450	830,655
West Pharmaceutical Services, Inc.	3,673	878,802
		10,380,838
Machinery — 2.6%
CNH Industrial NV	112,528	1,458,363
Cummins, Inc.	9,295	3,417,028
Dover Corp.	6,407	1,160,564
Fortive Corp.	22,153	1,061,793
IDEX Corp.	4,193	685,597
Ingersoll Rand, Inc.	17,365	1,469,600
Otis Worldwide Corp.	16,488	1,412,857
PACCAR, Inc.	65,166	6,435,794
Pentair PLC	5,996	612,791
Snap-on, Inc.	4,329	1,390,432
		19,104,819
Media — 0.9%
Charter Communications, Inc., Class A(a)	12,157	3,274,609
Fox Corp., Class A, NVS	15,064	839,969
Fox Corp., Class B	9,713	496,723
Omnicom Group, Inc.	24,936	1,796,639
		6,407,940
Metals & Mining — 2.4%
Freeport-McMoRan, Inc.	53,996	2,172,799
Newmont Corp.	140,594	8,730,887
Nucor Corp.	29,359	4,200,392
Reliance, Inc.	3,860	1,119,902
Steel Dynamics, Inc.	8,823	1,125,462
		17,349,442
Multi-Utilities — 4.4%
Ameren Corp.	20,251	2,047,984
CenterPoint Energy, Inc.	45,275	1,757,576
CMS Energy Corp.	22,625	1,669,725
Consolidated Edison, Inc.	44,647	4,620,964
Dominion Energy, Inc.	50,533	2,953,654
DTE Energy Co.	26,084	3,610,286
NiSource, Inc.	59,287	2,516,733
Public Service Enterprise Group, Inc.	38,443	3,451,797
Sempra	82,424	6,732,392
WEC Energy Group, Inc.	22,624	2,467,826
		31,828,937
Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.7%
Cheniere Energy, Inc.	28,373	$ 6,692,623
Coterra Energy, Inc.	95,803	2,336,635
Devon Energy Corp.	77,516	2,575,082
Diamondback Energy, Inc.	24,022	3,571,111
EOG Resources, Inc.	69,601	8,353,512
EQT Corp.	38,362	2,061,958
Expand Energy Corp.	14,594	1,529,159
Kinder Morgan, Inc.	248,954	6,985,649
Marathon Petroleum Corp.	39,553	6,731,525
Occidental Petroleum Corp.	82,830	3,639,550
ONEOK, Inc.	78,609	6,454,585
Phillips 66	51,428	6,355,472
Valero Energy Corp.	39,797	5,464,526
		62,751,387
Passenger Airlines — 1.2%
Delta Air Lines, Inc.	82,619	4,396,157
Southwest Airlines Co.	17,737	548,606
United Airlines Holdings, Inc.(a)	41,504	3,665,218
		8,609,981
Personal Care Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	19,631	1,832,358
Kenvue, Inc.	219,043	4,696,282
		6,528,640
Pharmaceuticals — 0.2%
Royalty Pharma PLC, Class A	44,855	1,650,664
Professional Services — 1.0%
Jacobs Solutions, Inc.	8,868	1,258,103
Leidos Holdings, Inc.	8,785	1,402,525
Paychex, Inc.	12,989	1,874,703
SS&C Technologies Holdings, Inc.	27,425	2,344,289
		6,879,620
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	12,561	1,956,250
Residential REITs — 1.4%
American Homes 4 Rent, Class A	15,802	548,171
AvalonBay Communities, Inc.	8,496	1,582,635
Camden Property Trust	8,312	907,670
Equity LifeStyle Properties, Inc.	9,336	559,413
Equity Residential	22,116	1,397,731
Essex Property Trust, Inc.	3,612	939,770
Invitation Homes, Inc.	29,891	916,159
Mid-America Apartment Communities, Inc.	8,150	1,160,805
Sun Communities, Inc.	8,752	1,085,511
UDR, Inc.	22,014	864,930
		9,962,795
Retail REITs — 1.5%
Kimco Realty Corp.	86,383	1,833,911
Realty Income Corp.	28,610	1,605,879
Regency Centers Corp.	12,674	904,924
Simon Property Group, Inc.	41,127	6,736,191
		11,080,905
Semiconductors & Semiconductor Equipment — 1.7%
First Solar, Inc.(a)	12,840	2,243,533
Microchip Technology, Inc.	68,426	4,624,913
NXP Semiconductors NV	15,670	3,349,776
ON Semiconductor Corp.(a)(b)	28,424	1,601,977
Teradyne, Inc.	7,127	765,654
		12,585,853

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 0.5%
Gen Digital, Inc.	46,312	$ 1,365,741
Zoom Communications, Inc., Class A(a)	30,418	2,252,453
		3,618,194
Specialized REITs — 2.7%
Crown Castle, Inc.	14,764	1,551,549
Digital Realty Trust, Inc.	20,063	3,539,916
Extra Space Storage, Inc.	13,249	1,780,136
Gaming & Leisure Properties, Inc.	33,673	1,534,815
Iron Mountain, Inc.	13,645	1,328,477
Public Storage	11,928	3,243,700
VICI Properties, Inc.	133,754	4,360,380
Weyerhaeuser Co.	88,036	2,205,302
		19,544,275
Specialty Retail — 0.7%
Best Buy Co., Inc.	24,760	1,610,886
Ulta Beauty, Inc.(a)	3,234	1,665,542
Williams-Sonoma, Inc.	7,950	1,487,047
		4,763,475
Technology Hardware, Storage & Peripherals — 2.8%
Dell Technologies, Inc., Class C	37,354	4,956,502
Hewlett Packard Enterprise Co.	166,456	3,443,975
HP, Inc.	119,410	2,961,368
NetApp, Inc.	13,794	1,436,369
Seagate Technology Holdings PLC	25,822	4,054,312
Western Digital Corp.	43,662	3,435,763
		20,288,289
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.(a)	4,534	909,203
Tapestry, Inc.	10,709	1,156,893
		2,066,096
Security	Shares	Value
Trading Companies & Distributors — 0.8%
Ferguson Enterprises, Inc.	16,895	$ 3,773,160
United Rentals, Inc.	2,554	2,255,029
		6,028,189
Water Utilities — 0.2%
American Water Works Co., Inc.	9,569	1,341,957
Total Long-Term Investments — 99.9% (Cost: $617,192,772)		723,814,494
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	7,869,969	7,873,117
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	475,126	475,126
Total Short-Term Securities — 1.1% (Cost: $8,346,848)		8,348,243
Total Investments — 101.0% (Cost: $625,539,620)		732,162,737
Liabilities in Excess of Other Assets — (1.0)%		(7,330,129)
Net Assets — 100.0%		$ 724,832,608

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,134,200	$ —	$ (1,261,103)(a)	$ 722	$ (702)	$ 7,873,117	7,869,969	$ 40,050 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	564,701	—	(89,575)(a)	—	—	475,126	475,126	9,190	—
				$ 722	$ (702)	$ 8,348,243		$ 49,240	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Morningstar Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	6	09/19/25	$ 521	$ 9,661
S&P Mid 400 E-Mini Index	1	09/19/25	317	(4,763)
				$ 4,898
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 723,814,494	$ —	$ —	$ 723,814,494
Short-Term Securities
Money Market Funds	8,348,243	—	—	8,348,243
	$ 732,162,737	$ —	$ —	$ 732,162,737
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 9,661	$ —	$ —	$ 9,661
Liabilities
Equity Contracts	(4,763)	—	—	(4,763)
	$ 4,898	$ —	$ —	$ 4,898

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust